Document And Entity Information - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2018	Jan. 31, 2019	Jun. 30, 2018
Document And Entity Information [Abstract]
Entity Registrant Name	FIRST HORIZON NATIONAL CORP
Entity Central Index Key	0000036966
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	10-K
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		318,234,732
Trading Symbol	FHN
Entity Emerging Growth Company	false
Entity Small Business	false
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Public Float			$ 5.7